Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		$ 409,730	$ 318,223
Loans		852,773	819,965
Derivatives		142,450	154,439
Other assets		77,068	80,300
Derivatives		142,629	153,491
Other liabilities		96,170	95,235
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	[1]	4	255
Derivatives	[1]	2	25
Assets	[1]	6	280
Derivatives	[1]	245	171
Liabilities	[1]	245	171
Maximum exposure to loss	[1],[2]	54,715	48,260
Total assets of unconsolidated structured entities	[1]	53,641	47,289
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		5,790	5,334
Other assets			6
Assets		5,790	5,340
Maximum exposure to loss	[2]	10,580	8,658
Total assets of unconsolidated structured entities		31,037	26,543
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		2,411	3,089
Derivatives		26
Assets		2,437	3,089
Derivatives		1
Liabilities		1
Maximum exposure to loss	[2]	3,068	3,758
Total assets of unconsolidated structured entities		440,924	548,320
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans		8,451	8,494
Assets		8,451	8,494
Maximum exposure to loss	[2]	14,863	14,339
Total assets of unconsolidated structured entities		81,028	64,361
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		743	595
Loans		2,403	2,487
Derivatives		91	100
Other assets		365	568
Assets		3,602	3,750
Deposits		166
Other liabilities		7
Liabilities		173
Maximum exposure to loss	[2]	5,595	5,523
Total assets of unconsolidated structured entities		461,919	554,573
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities		3,158	3,939
Loans		16,644	16,315
Derivatives		119	125
Other assets		365	574
Assets		20,286	20,953
Deposits		166
Derivatives		246	171
Other liabilities		7
Liabilities		419	171
Maximum exposure to loss	[2]	88,821	80,538
Total assets of unconsolidated structured entities		$ 1,068,549	$ 1,241,086

[1]	Total assets of unconsolidated structured entities represent the maximum assets that may have to be purchased by the conduits under purchase commitments outstanding. Of the purchase commitments outstanding, the conduits have purchased financial assets totalling $37 billion as at October 31, 2023 (October 31, 2022 – $32 billion).
[2]	The maximum exposure to loss resulting from our interests in these entities consists mostly of investments, loans, fair value of derivatives, liquidity and credit enhancement facilities. The maximum exposure to loss of the multi-seller conduits is higher than the on-balance sheet assets primarily because of the notional amounts of the backstop liquidity and credit enhancement facilities. Refer to Note 24 for further details.